Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [line items]
Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2024	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	117,055	-	117,055
Cash and cash equivalents	143,251	-	143,251
Current financial assets and cash and cash equivalents	260,306	-	260,306

As of December 31, 2025	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Restricted cash	2,048	-	2,048
Derivatives	234	0	234
Other current financial assets (deposits)	144,848	-	144,848
Current financial assets	147,130	-	147,130
Cash and cash equivalents	61,533	-	61,533
Current financial assets and cash and cash equivalents	208,663	-	208,663

Details of Cash and Cash Equivalents

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2024	2025
	$ in thousands
Cash and bank accounts	32,915	45,915
Fixed bank deposits	110,336	15,618
Total cash and cash equivalents	143,251	61,533